Investments, at Fair Value Through Profit and Loss	12 Months Ended
Dec. 31, 2025
Investments, at Fair Value Through Profit and Loss [Abstract]
Investments, at fair value through profit and loss
5.	Investments, at fair value through profit and loss

During the year ended December 31, 2025, the Company had a realized loss of $419,093 and an unrealized loss of $16,501,202 (December 31, 2024 – realized gain of $112,984 and an unrealized gain of $7,908,831) on private and public investments.

Public Investments

At December 31, 2025, the Company’s one public investment had a total fair value of $272,520.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		1,334,000 common shares and 667,000 warrants	$729,965	$272,520	100.0%
Total public investments			$729,965	$272,520	100.0%

At December 31, 2024, the Company’s one public investment had a total fair value of $778,085.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Brazil Potash Corp.	(i)	404,200 common shares	$1,389,024	$778,085	100.0%
Total public investments			$1,389,024	$778,085	100.0%

Private Investments

At December 31, 2025, the Company’s twelve private investments had a total fair value of $29,372,628.

Note	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$24,285,752	82.7%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	524,963	1.8%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	0.7%
ZKP Corporation	(i)	370,370 common shares	1,000,000	1,000,000	3.4%
CH Technical Solutions SA		25 common shares	3,952,977	362,038	1.2%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	1.7%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	1.7%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	6.8%

Total private investments			$36,112,536	$29,372,628	100.0%

At December 31, 2024, the Company’s nine private investments had a total fair value of $37,348,081.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
3iQ Corp.		61,712 common shares	$63,270	$300,459	0.8%
Amina Bank AG		3,906,250 non-voting shares	25,286,777	35,457,982	95.0%
Earnity Inc.		85,142 preferred shares	102,205	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	462,145	500,058	1.3%
Neuronomics AG		724 common shares	89,582	89,582	0.2%
SDK:meta, LLC		1,000,000 units	2,506,780	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	130,095	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
ZKP Corporation	(i)	370,370 common shares	1,000,000	1,000,000	2.7%
Total private investments			$29,670,854	$37,348,081	100.0%

(i)	Investments in related party entities - see Note 26